Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	$ 44,439	$ 116,513	$ 87,258
Reserves for Losses and Loss Adjustment Expenses	10,593,282	9,868,404	9,048,796
Unearned Premiums	274,681	533,692	606,059
Policy Benefits for Life and Annuity Contracts	0	0	105,080
Net Premiums Earned	572,092	804,047	695,779
Net Investment Income	302,817	308,271	261,698
Losses and Loss Expenses and Policy Benefits	415,926	614,179	323,722
Amortization of Deferred Acquisition Costs	171,020	240,609	177,855
Other Operating Expenses	501,479	413,084	348,786
Net Premiums Written	432,824	545,053	654,347
Held-for-sale or disposed of by sale, not discontinued operations | Northshore
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred acquisition costs	24,000
Losses and loss adjustment expenses	254,149
Unearned premiums	91,400
Operating Segments | Run-off
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	22,736	41,753	4,378
Reserves for Losses and Loss Adjustment Expenses	9,432,525	8,683,983	8,132,941
Unearned Premiums	71,629	129,715	136,023
Policy Benefits for Life and Annuity Contracts	0	0	0
Net Premiums Earned	58,695	168,496	9,427
Net Investment Income	0	0	0
Losses and Loss Expenses and Policy Benefits	(145,358)	(153,370)	(339,389)
Amortization of Deferred Acquisition Costs	20,177	73,642	4,006
Other Operating Expenses	173,247	173,531	121,657
Net Premiums Written	2,987	(25,338)	(9,217)
Operating Segments | Investments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	0	0
Reserves for Losses and Loss Adjustment Expenses	0	0	0
Unearned Premiums	0	0	0
Policy Benefits for Life and Annuity Contracts	0	0	0
Net Premiums Earned	0	0	0
Net Investment Income	269,832	266,826	229,012
Losses and Loss Expenses and Policy Benefits	0	0	0
Amortization of Deferred Acquisition Costs	0	0	0
Other Operating Expenses	33,793	29,654	18,375
Net Premiums Written	0	0	0
Operating Segments | Legacy Underwriting
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	21,703	74,760	82,880
Reserves for Losses and Loss Adjustment Expenses	1,358,529	1,569,865	1,505,125
Unearned Premiums	203,052	403,977	470,036
Policy Benefits for Life and Annuity Contracts	0	0	105,080
Net Premiums Earned	513,397	635,551	686,352
Net Investment Income	32,985	41,445	32,686
Losses and Loss Expenses and Policy Benefits	371,486	562,051	635,173
Amortization of Deferred Acquisition Costs	150,843	166,967	173,849
Other Operating Expenses	158,464	96,694	122,835
Net Premiums Written	429,837	570,391	663,564
Corporate & Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Acquisition Costs	0	0	0
Reserves for Losses and Loss Adjustment Expenses	(197,772)	(385,444)	(589,270)
Unearned Premiums	0	0	0
Policy Benefits for Life and Annuity Contracts	0	0	0
Net Premiums Earned	0	0	0
Net Investment Income	0	0	0
Losses and Loss Expenses and Policy Benefits	189,798	205,498	27,938
Amortization of Deferred Acquisition Costs	0	0	0
Other Operating Expenses	135,975	113,205	85,919
Net Premiums Written	$ 0	$ 0	$ 0